SUBSEQUENT EVENTS (Details Narrative) - USD ($) shares in Thousands, $ in Thousands			6 Months Ended
	Jul. 23, 2026	Feb. 26, 2026	Jun. 30, 2026
Subsequent Event [Line Items]
Shares conversion, description		On February 26, 2026, the Company changed the ratio of its ADSs to ordinary shares from one ADS representing 30 ordinary shares to one ADS representing 90 ordinary shares. The change in the ADS ratio did not affect the number of the Company’s outstanding ordinary shares or the underlying ownership interests of ADS holders.
Stock-based compensation expense			$ 26
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of vesting period	The RSUs vest in 12 equal quarterly installments commencing on January 1, 2026, over a period of 36 months, subject to the recipient’s continued service with the Company through the applicable vesting dates.
Grant fair value of restricted stock	$ 156
Mr. Dan Avidan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	1,000,000
Shares conversion, description	equivalent to 11,111 ADSs based on the Company’s ADS ratio of 1 ADS for 90 ordinary shares
Mr. Zeev Levenberg [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	1,000,000
Shares conversion, description	equivalent to 11,111 ADSs based on the Company’s ADS ratio of 1 ADS for 90 ordinary shares
Mr. Ehud Aharoni [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	1,000,000
Shares conversion, description	equivalent to 11,111 ADSs based on the Company’s ADS ratio of 1 ADS for 90 ordinary shares
Mr. Vered Raz-Avayo [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	1,000,000
Shares conversion, description	equivalent to 11,111 ADSs based on the Company’s ADS ratio of 1 ADS for 90 ordinary shares
Mr. Moshe Scherf [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	1,000,000
Shares conversion, description	equivalent to 11,111 ADSs based on the Company’s ADS ratio of 1 ADS for 90 ordinary shares
Mr. Haim Siboni [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares conversion, description	equivalent to 55,556 ADSs
Number of restricted stock units	5,000,000
Chairman of the Board of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock units, grant	10,000,000
Shares conversion, description	equivalent to 111,111 ADSs